Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Litigation [Line Items]
Operating lease commitments	$ 22,102
Outstanding capital commitments	192,855	$ 244,917
Short-term lease commitments and leases that have not yet commenced
Litigation [Line Items]
Operating lease commitments	$ 1,541